CONDENSED BALANCE SHEET (Details) (Parenthetical)	Dec. 31, 2015 HKD / shares shares	Dec. 31, 2014 HKD / shares shares	Dec. 31, 2013 $ / shares	Sep. 30, 2010 $ / shares
Class A and Class B ordinary shares, shares authorized	600,000,000	600,000,000
Common Class A [Member]
Ordinary shares, par value | (per share)	HKD 1.00	HKD 1.00	$ 1.00	$ 1
Ordinary Shares, Shares issued	70,736,679	58,364,924
Ordinary Shares, Shares outstanding	70,736,679	58,364,924
Common Class B [Member]
Ordinary shares, par value | (per share)	HKD 1.00	HKD 1.00	$ 1.00	$ 1
Ordinary Shares, Shares issued	24,336,650	24,336,650
Ordinary Shares, Shares outstanding	24,336,650	24,336,650
Parent Company [Member]
Class A and Class B ordinary shares, shares authorized	600,000,000	600,000,000
Parent Company [Member] | Common Class A [Member]
Ordinary shares, par value | HKD / shares	HKD 1.00	HKD 1.00
Ordinary Shares, Shares issued	70,736,679	58,364,924
Ordinary Shares, Shares outstanding	70,736,679	58,364,924
Parent Company [Member] | Common Class B [Member]
Ordinary shares, par value | HKD / shares	HKD 1.00	HKD 1.00
Ordinary Shares, Shares issued	24,336,650	24,336,650
Ordinary Shares, Shares outstanding	24,336,650	24,336,650